PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Income Statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Current service cost	€ (5)	€ (5)	€ (10)	€ (10)
Net interest	(5)	(4)	(8)	(8)
Immediate recognition of gains arising over the year	1	0	1	0
Administration expenses	0	0	(1)	(1)
Total	(9)	(9)	(18)	(19)
Pension Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(4)	(3)	(8)	(7)
Net interest	(3)	(3)	(4)	(5)
Immediate recognition of gains arising over the year	0	0	0	0
Administration expenses	0	0	(1)	(1)
Total	(7)	(6)	(13)	(13)
Other Benefits
Disclosure of defined benefit plans [line items]
Current service cost	(1)	(2)	(2)	(3)
Net interest	(2)	(1)	(4)	(3)
Immediate recognition of gains arising over the year	1	0	1	0
Administration expenses	0	0	0	0
Total	€ (2)	€ (3)	€ (5)	€ (6)